UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2007

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas       November 13, 2007
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: $819,247 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      COM               001765106   6,354        285,050   SH        DEFINED    1, 2     285,050
AMR CORP                      NOTE 4.250% 9/2   001765BA3  55,659     40,350,000  PRN        DEFINED    1, 2  40,350,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  28,381     23,700,000  PRN        DEFINED    1, 2  23,700,000
ABITIBI-CONSOLIDATED INC      COM               003924107   1,754      1,002,500   SH        DEFINED    1, 2   1,002,500
ALPHA NATURAL RESOURCES INC   COM               02076X102   1,707         73,500   SH        DEFINED    1, 2      73,500
AMERICREDIT CORP              COM               03060R101     776         44,150   SH        DEFINED    1, 2      44,150
ANADARKO PETE CORP            COM               032511107   6,418        119,400   SH        DEFINED    1, 2     119,400
ANDREW CORP                   COM               034425108   9,764        705,000   SH        DEFINED    1, 2     705,000
APACHE CORP                   COM               037411105   7,169         79,600   SH        DEFINED    1, 2      79,600
APPLEBEES INTL INC            COM               037899101   5,175        208,000   SH        DEFINED    1, 2     208,000
APPLIX INC                    COM               038316105     825         46,400   SH        DEFINED    1, 2      46,400
ASE TEST LTD                  ORD               Y02516105   4,486        312,200   SH        DEFINED    1, 2     312,200
AUTHORIZE NET HLDGS INC       COM               052686102   4,788        271,600   SH        DEFINED    1, 2     271,600
BLOCKBUSTER INC               CL A              093679108     107         20,000   SH        DEFINED    1, 2      20,000
BOWATER INC                   COM               102183100     247         16,566   SH        DEFINED    1, 2      16,566
CHECKFREE CORP NEW            COM               162813109   7,230        155,360   SH        DEFINED    1, 2     155,360
CHESAPEAKE ENERGY CORP        COM               165167107  13,935        395,200   SH        DEFINED    1, 2     395,200
CHINA TECHFAITH WIRLS COMM T  SPONSORED ADR     169424108     179         21,935   SH        DEFINED    1, 2      21,935
COMSYS IT PARTNERS INC        COM               20581E104  36,442      2,167,889   SH        DEFINED    1, 2   2,167,889
CONTINENTAL AIRLS INC         CL B              210795308  18,981        574,650   SH        DEFINED    1, 2     574,650
CORUS BANKSHARES INC          COM               220873103   5,157        396,100   SH        DEFINED    1, 2     396,100
COUNTRYWIDE FINANCIAL CORP    COM               222372104   4,827        253,900   SH        DEFINED    1, 2     253,900
CTRIP COM INTL LTD            ADR               22943F100     430          8,000   SH        DEFINED    1, 2       8,000
CYTYC CORP                    COM               232946103   1,668         35,000   SH        DEFINED    1, 2      35,000
DADE BEHRING HLDGS INC        COM               23342J206   1,474         19,300   SH        DEFINED    1, 2      19,300
DELTA AIR LINES INC DEL       COM NEW           247361702  25,849      1,440,047   SH        DEFINED    1, 2   1,440,047
DOBSON COMMUNICATIONS CORP    CL A              256069105  14,196      1,109,913   SH        DEFINED    1, 2   1,109,913
EOG RES INC                   COM               26875P101   1,967         27,200   SH        DEFINED    1, 2      27,200
FINANCIAL INSTNS INC          COM               317585404     473         26,345   SH        DEFINED    1, 2      26,345
FORD MTR CO DEL               COM PAR $0.01     345370860  32,106      3,781,667   SH        DEFINED    1, 2   3,781,667
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206   2,413         63,930  PRN        DEFINED    1, 2      63,930
FOUNDATION COAL HLDGS INC     COM               35039W100   8,581        218,900   SH        DEFINED    1, 2     218,900
FREIGHTCAR AMER INC           COM               357023100   1,555         40,704   SH        DEFINED    1, 2      40,704
FREMONT GEN CORP              COM               357288109   3,624        929,121   SH        DEFINED    1, 2     929,121
GENERAL MTRS CORP             DEB SR CV C 33    370442717 285,013     11,695,200  PRN        DEFINED    1, 2  11,695,200
GENERAL MTRS CORP             DEB SR CONV B     370442733     319         15,000  PRN        DEFINED    1, 2      15,000
GREY WOLF INC                 NOTE 3.750% 5/0   397888AD0   2,294      2,100,000  PRN        DEFINED    1, 2   2,100,000
GREY WOLF INC                 COM               397888108   1,614        246,400   SH        DEFINED    1, 2     246,400
HAYES LEMMERZ INTL INC        COM NEW           420781304   4,927      1,184,445   SH        DEFINED    1, 2   1,184,445
HORIZON OFFSHORE INC          COM NEW           44043J204     785         47,600   SH        DEFINED    1, 2      47,600
INDYMAC BANCORP INC           COM               456607100   8,488        359,500   SH        DEFINED    1, 2     359,500
KEYSTONE AUTOMOTIVE INDS INC  COM               49338N109  17,881        374,400   SH        DEFINED    1, 2     374,400
KYPHON INC                    COM               501577100  15,792        225,593   SH        DEFINED    1, 2     225,593
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250% 12/1  52729NBF6  23,852     18,500,000  PRN        DEFINED    1, 2  18,500,000
LIBBEY INC                    COM               529898108   6,757        385,701   SH        DEFINED    1, 2     385,701
MERCANTILE BANK CORP          COM               587376104     675         31,452   SH        DEFINED    1, 2      31,452
METHANEX CORP                 COM               59151K108   9,105        358,459   SH        DEFINED    1, 2     358,459
MICROTEK MEDICAL HLDGS INC    COM               59515B109     970        156,893   SH        DEFINED    1, 2     156,893
NATIONAL R V HLDGS INC        COM               637277104     152        345,300   SH        DEFINED    1, 2     345,300
NEOWARE INC                   COM               64065P102   2,076        128,000   SH        DEFINED    1, 2     128,000
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107     422          6,500   SH        DEFINED    1, 2       6,500
NORTHWEST AIRLS CORP          COM               667280408   5,634        316,538   SH        DEFINED    1, 2     316,538
OAKLEY INC                    COM               673662102  11,597        399,500   SH        DEFINED    1, 2     399,500
PEABODY ENERGY CORP           COM               704549104   7,204        150,500   SH        DEFINED    1, 2     150,500
PEOPLES UNITED FINANCIAL INC  COM               712704105     864         50,000   SH        DEFINED    1, 2      50,000
PERFECT WORLD CO LTD          SPON ADR REP B    71372U104     277         10,000   SH        DEFINED    1, 2      10,000
PLAYTEX PRODS INC             COM               72813P100   9,471        518,100   SH        DEFINED    1, 2     518,100
POLYMEDICA CORP               COM               731738100   4,097         78,000   SH        DEFINED    1, 2      78,000
POPULAR INC                   COM               733174106     767         62,500   SH        DEFINED    1, 2      62,500
RARE HOSPITALITY INTL INC     COM               753820109  15,792        414,382   SH        DEFINED    1, 2     414,382
RES-CARE INC                  COM               760943100   9,731        426,064   SH        DEFINED    1, 2     426,064
RITE AID CORP                 COM               767754104   2,227        482,000   SH        DEFINED    1, 2     482,000
SIERRA HEALTH SVCS INC        COM               826322109  14,669        347,700   SH        DEFINED    1, 2     347,700
SOLECTRON CORP                COM               834182107  16,912      4,377,245   SH        DEFINED    1, 2   4,377,245
STREETTRACKS GOLD TR          GOLD SHS          863307104     518          7,000   SH        DEFINED    1, 2       7,000
SUNCOM WIRELESS HLDGS INC     CL A NEW          86722Q207     542         21,000   SH        DEFINED    1, 2      21,000
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100     353         33,801   SH        DEFINED    1, 2      33,801
TENET HEALTHCARE CORP         COM               88033G100   1,258        374,500   SH        DEFINED    1, 2     374,500
TESORO CORP                   COM               881609101     920         20,000   SH        DEFINED    1, 2      20,000
3COM CORP                     COM               885535104     392         80,000   SH        DEFINED    1, 2      80,000
TOUSA INC                     COM               872962105     154         95,766   SH        DEFINED    1, 2      95,766
TONGJITANG CHINESE MED CO     SPON ADR          89025E103     210         20,000   SH        DEFINED    1, 2      20,000
TRIBUNE CO NEW                COM               896047107   3,319        121,500   SH        DEFINED    1, 2     121,500
UAL CORP                      COM NEW           902549807   1,847         39,693   SH        DEFINED    1, 2      39,693
UAL CORP                      DBCV 5.000% 2/0   902549AE4   1,073        900,000  PRN        DEFINED    1, 2     900,000
ULTRA PETROLEUM CORP          COM               903914109   4,194         67,600   SH        DEFINED    1, 2      67,600
VALERO ENERGY CORP NEW        COM               91913Y100   4,407         65,600   SH        DEFINED    1, 2      65,600
VENTANA MED SYS INC           COM               92276H106   1,508         17,550   SH        DEFINED    1, 2      17,550
VISTEON CORP                  COM               92839U107   2,608        506,500   SH        DEFINED    1, 2     506,500
WASHINGTON MUT INC            COM               939322103     883         25,000   SH        DEFINED    1, 2      25,000
